Fees Summary	Aug. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 21,413,000
Previously Paid Amount	0.00
Total Fee Amount	3,278.33
Total Offset Amount	0.00
Net Fee	3,278.33
Narrative - Max Aggregate Offering Price	$ 21,413,000
Final Prospectus	true